COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2012 Lease obligations [Member]	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2012 Lease obligations [Member]	Dec. 31, 2012 Lease obligations [Member]	Dec. 31, 2011 Lease obligations [Member]	Mar. 31, 2007 Columbus Project [Member]	Sep. 30, 2012 Columbus Project [Member]	Mar. 31, 2007 Red Mountain Project [Member]	Sep. 30, 2012 Red Mountain Project [Member]	Jun. 30, 2011 Standby Letters of Credit [Member]	Sep. 30, 2012 Standby Letters of Credit [Member]	Sep. 30, 2012 Consultant Bonus [Member]	Apr. 30, 2012 Consultant Bonus [Member]	Jun. 30, 2013 Registration Payment Arrangement, Arrangement [Domain] [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]
Operating Leases, Rent Expense		$ 17,925	$ 13,800	$ 36,675	$ 27,600	$ 71,700	$ 71,700
Lease And Rental Expense Paid To DOSA Consulting		4,125		8,250		16,500
Payments for Rent				3,999
Payments For Rent Increase				4.00%
Payment For Operating Expenses				748
Payments for Deposits	20,473
Net Smelter Return Royalty Percentage								5.00%	5.00%	5.00%	5.00%
Stand By Letter Of Credit Value												175,000	175,000
Certificates of Deposit, at Carrying Value												175,000	175,000
Required to pay of the total value of the letter of credit												2.00%	2.00%
Contingent Consultant Bonus Cash Value														400,000	400,000
Contingent Consultant Bonus Number of Warrants														3,000,000	3,000,000
Contingent Consultant Bonus Exercise Price Of Warrants														0.9	0.90
Registration Payment Arrangement Cash Penalties of Subscription Proceeds																	1.00%	1.00%	6.00%	6.00%
Registration Payment Arrangement, Maximum potential penalty																$ 5,757		$ 1,900		$ 346,979